VictoryShares Free Cash Flow ETF Annual Total Returns	12 Months Ended
Dec. 31, 2024
VictoryShares Free Cash Flow ETF | VictoryShares Free Cash Flow ETF
Prospectus [Line Items]
Annual Return [Percent]	21.81%